Schedule of CCC Spreads (Details) - Measurement Input, Credit Spread [Member]	6 Months Ended
Jun. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance February 14, 2023	4.13%
Fair Value June 30, 2023	2.21%